Segment information - Schedule of Allocation of Long-lived Assets Based on Geography (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Goodwill	$ 138,637	$ 122,426	$ 123,217
Intangible assets	91,500	85,723	96,495
Long-lived assets	15,532	17,285	$ 22,462
Loans receivable	28,981	10,971
Allowance for credit losses	(12,411)	(2,064)
Total loans receivable, net	16,570	8,907
Argentina
Segment Reporting Information [Line Items]
Goodwill	1,200	1,200
Intangible assets	41,096	37,016
Long-lived assets	3,735	4,822
Brazil
Segment Reporting Information [Line Items]
Goodwill	25,284	13,177
Long-lived assets	1,699	1,198
Mexico
Segment Reporting Information [Line Items]
Goodwill	88,280	83,904
Intangible assets	696	338
Long-lived assets	4,492	4,140
Uruguay
Segment Reporting Information [Line Items]
Goodwill	16,839	16,839
Intangible assets	6,022	6,823
Long-lived assets	657	641
United States
Segment Reporting Information [Line Items]
Long-lived assets	2,290	3,731
Other countries
Segment Reporting Information [Line Items]
Goodwill	7,034	7,306
Intangible assets	43,686	41,546
Long-lived assets	$ 2,659	$ 2,753